Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivative [Line Items]
Derivative, Notional Amount1	$ 8,984	$ 9,334
DerivativeAssetFairValueGrossAsset	552	634
Derivative Asset, Fair Value, Gross Liability	552	634
Derivative, Interest Rate Swap, Pay Fixed, Receive Variable [Member]
Derivative [Line Items]
Derivative, Notional Amount1	4,492	4,667
DerivativeAssetFairValueGrossAsset	0	0
Derivative Asset, Fair Value, Gross Liability	552	634
Derivative, Interest Rate Swap, Pay Variable, Receive Fixed [Member]
Derivative [Line Items]
Derivative, Notional Amount1	4,492	4,667
DerivativeAssetFairValueGrossAsset	552	634
Derivative Asset, Fair Value, Gross Liability	$ 0	$ 0